Other Revenues and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Revenues and Other Expenses
Other revenues and
expenses-net
for each of the years ended December 31, 2020, 2019 and 2018, was as follows:

a)	Other revenues

	2020		2019		2018
Other	Ps.	3,551,636	Ps.	3,418,551	Ps.	7,525,714
Revenues from reinsurance premiums		2,534,466		4,869,266		3,615,907
Other income for services		2,420,939		1,994,572		3,786,253
Claims recovery		1,515,295		2,687,258		3,979,698
Bidding terms, sanctions, penalties and other		1,170,632		1,503,437		630,365
Franchise fees		494,785		389,730		1,125,339
Gain on sale of fixed assets		50,215		77,633		1,850,052
Participation rights (1)		30,878		—		14,165,042
Sale of fixed assets by bidding (2)		—		—		3,301,653
Price of sale share		—		—		1,262,987
Cash distributions		—		—		274,621

Total other revenues	Ps.	11,768,846	Ps.	14,940,447	Ps.	41,517,631

b)	Other expenses

	2020		2019		2018
Other	Ps.	(436,723)	Ps.	(4,602,210)	Ps.	(5,348,666)
Claims		(376,697)		(173,414)		(474,299)
Disposal of assets		(351,010)		(2,413,776)		(12,600,191)
Transportation and distribution of natural gas		(30,284)		(22,291)		(41,964)

Total other expenses	Ps.	(1,194,714)	Ps.	(7,211,691)	Ps.	(18,465,120)

(1)	Relates to rights participate of EECs, for which the operators of the EECs guarantee their participation in such contracts.
(2)	Relates mainly to exploration and production fixed assets.